Commitments and Contingencies - Summary of Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020 (remaining 3 months)	$ 1,745	$ 6,867
2021	7,053	7,053
2022	7,251	7,251
2023	7,441	7,441
2024	7,679	7,679
Thereafter	35,451	35,451
Future Monimum Lease Payments	$ 66,620	$ 71,742